Stockholders Equity (Details 2) - Warrant	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Expected term	5 years	5 years
Expected dividend yield	0.00%	0.00%
Bottom [Member]
Expected average volatility	49.00%	239.00%
Risk-free interest rate	3.82%	3.79%
Top [Member]
Expected average volatility	228.00%	251.00%
Risk-free interest rate	4.29%	4.30%